Segmental analysis - Net fees and commissions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fees and commissions receivable
Payment services	£ 1,095	£ 878	£ 829
Credit and debit card fees	623	612	665
Lending (credit facilities)	901	971	1,060
Brokerage	164	158	148
Investment management, trustee and fiduciary services	278	286	249
Trade finance	105	132	173
Underwriting fees	170	174	157
Other	23	7	57
Fees and commissions receivable	3,359	3,218	3,338
Fees and commissions payable	(848)	(861)	(883)
Net fees and commissions	2,511	2,357	2,455
UK Personal Banking
Fees and commissions receivable
Payment services	292	227	194
Credit and debit card fees	427	402	451
Lending (credit facilities)	356	408	436
Brokerage	55	62	69
Investment management, trustee and fiduciary services	44	49	72
Underwriting fees		13
Other	2	2	1
Fees and commissions receivable	1,176	1,163	1,223
Fees and commissions payable	(480)	(471)	(499)
Net fees and commissions	696	692	724
Ulster Bank RoI
Fees and commissions receivable
Payment services	61	34	30
Credit and debit card fees	28	22	27
Lending (credit facilities)	14	29	30
Brokerage	8	6	10
Investment management, trustee and fiduciary services	3	4	4
Trade finance	2	2	2
Other	5	1
Fees and commissions receivable	121	98	103
Fees and commissions payable	(12)	(7)	(9)
Net fees and commissions	109	91	94
Commercial Banking
Fees and commissions receivable
Payment services	658	556	543
Credit and debit card fees	154	175	175
Lending (credit facilities)	415	415	497
Investment management, trustee and fiduciary services	3		35
Trade finance	95	122	164
Underwriting fees		17
Other	90	60	51
Fees and commissions receivable	1,415	1,345	1,465
Fees and commissions payable	(103)	(62)	(60)
Net fees and commissions	1,312	1,283	1,405
Private Banking
Fees and commissions receivable
Payment services	33	33	37
Credit and debit card fees	12	13	12
Lending (credit facilities)	2	2	2
Brokerage	5	5	6
Investment management, trustee and fiduciary services	186	191	133
Trade finance	1	1	1
Other	27	16	15
Fees and commissions receivable	266	261	206
Fees and commissions payable	(40)	(33)	(27)
Net fees and commissions	226	228	179
RBS International
Fees and commissions receivable
Payment services	27	25	24
Credit and debit card fees	2
Lending (credit facilities)	32	29	10
Investment management, trustee and fiduciary services	41	42	4
Trade finance	4	4	3
Other	2	2	2
Fees and commissions receivable	108	102	43
Fees and commissions payable	(2)	(1)	(1)
Net fees and commissions	106	101	42
NatWest Markets
Fees and commissions receivable
Payment services	24	3	1
Lending (credit facilities)	82	88	83
Brokerage	96	85	63
Investment management, trustee and fiduciary services	1		1
Trade finance	3	3	3
Underwriting fees	170	144	157
Other	69	67	132
Fees and commissions receivable	445	390	440
Fees and commissions payable	(360)	(423)	(416)
Net fees and commissions	85	(33)	24
Central Items & other
Fees and commissions receivable
Lending (credit facilities)			2
Other	(172)	(141)	(144)
Fees and commissions receivable	(172)	(141)	(142)
Fees and commissions payable	149	136	129
Net fees and commissions	£ (23)	£ (5)	£ (13)